FINANCIAL INSTRUMENTS - Derivatives, Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	$ 942	$ 1,126
Fair value of total derivative instruments, Liabilities	415	206
Short-term debt	6,987	7,513
Long-term debt (excluding current portion)	39,837	34,655
Fair value of total derivative liabilities and debt	6,886	9,175
Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	870	993
Fair value of total derivative instruments, Liabilities	355	89
Designated as hedging instruments | Net investment hedges
Fair Values of Derivative Instruments
Short-term debt		1,125
Long-term debt (excluding current portion)	6,471	7,844
Total debt designated as hedging instruments	6,471	8,969
Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	72	133
Fair value of total derivative instruments, Liabilities	60	117
Prepaid expenses and other current assets | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	2
Prepaid expenses and other current assets | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	111	421
Prepaid expenses and other current assets | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	61	100
Prepaid expenses and other current assets | Equity contracts | Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	12	11
Investments and sundry assets | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	459	555
Investments and sundry assets | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	298	17
Investments and sundry assets | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets		22
Other accrued expenses and liabilities | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	318	46
Other accrued expenses and liabilities | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	57	89
Other accrued expenses and liabilities | Equity contracts | Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	3	10
Other liabilities | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	34	8
Other liabilities | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	$ 3	35
Other liabilities | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities		$ 18